LEASE	12 Months Ended
Dec. 31, 2019
LEASE
LEASE

12   LEASE

The Company enters into lease arrangements primarily for data center spaces, office spaces and equipment.

Data center buildings and land leases

During the year ended December 31, 2019, the Company entered into lease agreements with the landlords to lease the building and land, including those acquired through acquisition of subsidiaries, for certain data centers. The Company assessed the lease classification of the building and land components separately at the commencement date. During the year ended December 31, 2019, the Company recorded additional finance lease liabilities of RMB779,252 and operating lease liabilities of RMB167,685 through the above new lease agreements or acquisition of subsidiaries.

Build-to-suit leases

In October 2017, the Company entered into lease agreements with third party developer-lessors for the development, construction and the lease of four brand new buildings (the "Shanghai 6 Lease" and "Shanghai 7 Lease") in Shanghai, China. In accordance with ASC 840-40-55, the Company determined that it was the owner of the two buildings during the construction period for financial reporting purposes as it had substantially all of the construction period risks based on the maximum guarantee test (without considering probability that the Company having to make the payments). Accordingly, the Company recorded an asset for the estimated construction costs incurred for of the project and a liability for those costs funded by the lessor-developer during the construction period.

The constructions of the buildings in Shanghai 6 Lease by the developer-lessors had completed by December 31, 2018. Upon completion of the construction and commencement of the lease term, the Company assessed and concluded that the arrangements did not qualify for sales recognition under the sale-leaseback accounting guidance, and the Company continued to be the deemed owner of the build-to-suit assets for financial reporting purposes. Accordingly, the Company kept the construction costs of the assets on its balance sheet. In addition, lease payments less the portion considered to be interest expense decrease the financing liability. Upon adoption of ASC 842, the assets and liabilities for these leases recognized under ASC 840 were derecognized and then accounted for as finance leases in accordance with ASC 842 since January 1, 2019.

Upon adoption of ASC 842, the Company determined that it does not control the building in Shanghai 7 Lease during the construction period, and derecognized the related assets and liabilities recognized. The construction of the building in Shanghai 7 Lease completed in the year ended December 31, 2019, and a finance lease obligation of RMB108,160 and an operating lease liability of RMB132,196 was recognized in accordance with ASC 842 upon completion of the construction and commencement of the lease term.

In July and August 2018, the Company entered into two lease agreements with a third-party developer-lessor for the development, construction and lease of two brand new buildings (the "Shanghai 12 Lease" and the "Shanghai 13 Lease") in Shanghai, China. The Company paid deposits for the leases to the developer-lessor. Shanghai 12 Lease has an estimated lease term of 15.7 years commencing upon the delivery of the respective completed building to the Company to November 2035. Shanghai 13 Lease has a lease term of 20 years commencing upon the delivery of the respective completed building to the Company. The buildings will be constructed based on the Company's specifications and will not include any interior elements, such as electrical wiring, interior walls, ventilation and air conditioning systems, flooring or normal tenant improvements (referred to as cold-shell buildings). Upon completion of constructions and the delivery of the cold-shell buildings, the Company will convert the buildings into data centers. No rent is paid by the Company during the construction of the buildings. All project hard costs are to be paid by the developer-lessors, including site preparation and construction costs. If the Company terminates the agreements before the construction of the buildings are completed, the Company is obligated to reimburse the developer-lessors for costs incurred during the construction period, including but not limited to project application costs, project design fees, ground preparation and levelling costs. Before adoption of ASC 842, the Company determined that it was the owner of the buildings in Shanghai 12 Lease and Shanghai 13 Lease during the construction period for financial reporting purposes in accordance with ASC 840, as it had substantially all of the construction period risks based on the maximum guarantee test (without considering probability that the Company having to make the payments). Accordingly, the Company recorded an asset for the estimated construction costs incurred for the project and a liability for those costs funded by the lessor-developer during the construction period as of December 31, 2018. Upon adoption of ASC 842, the Company determined that it does not control the buildings in Shanghai 12 Lease and Shanghai 13 Lease during the construction period, and derecognized the related assets and liabilities recognized. As of December 31, 2019, these two buildings were still under construction by the developer-lessor.

Hebei equipment lease

In 2019, the Company entered into five lease agreements with a third-party lessor for the leases of certain equipment in Hebei, China, in which the underlying assets needs to be constructed. The lessor purchased these underlying assets prior to the lease commencement for the construction based on the Company's specifications and supervision. The Company had the right to obtain the partially constructed underlying assets at any point during the construction period by making a payment to the lessor, so the Company concluded that it controls the underlying assets before the lease commencement in accordance with ASC 842-40-55-5. Accordingly, the Company recorded an asset for the estimated construction costs incurred for the equipment and a liability for those costs funded by the lessor during the construction period. Upon completion of the construction, the Company will assess if the arrangement qualifies for sales recognition under the sale-lease back accounting guidance. As of December 31, 2019, the obligations under above lease arrangements are recognized as other financing obligations.

In 2019, the Company also entered into two lease agreements with a third-party lessor for the leases of certain equipment in Hebei, China. As the ownership of the underlying assets will be transferred to the Company by the end of the lease term, such leases are recognized as finance leases. The relevant leases commenced when the Company received the equipment. The amount paid by the lessor to its vendor for equipment which was not received by the Company at December 31, 2019, was recognized as other financing obligations.

The components of lease expense are as follows:

Year ended
December 31,
2019

Finance lease cost:
- Amortization of right-of-use assets	222,101
- Interest on lease liabilities	299,511
Operating lease cost	100,469
Short-term lease cost	5,004

Total lease expense	627,085

Supplemental cash flow information related to leases is as follows:

Year ended
December 31,
2019

Cash paid for amounts included in measurement of lease liabilities (Note 1):
- Operating cash flows from finance leases	(248,417)
- Operating cash flows from operating leases	(116,295)
- Financing cash flows from finance leases	(302,679)

Non-cash information on lease liabilities arising from obtaining ROU assets
- Finance leases	708,757
- Operating leases	333,775

Note (1):  The above table does not include cash paid for purchase of land use rights of RMB800,431 in the year ended December 31, 2019, which are included in “Payments for purchase of property and equipment and land use rights” in the consolidated statements of cash flows.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, are as follows:

As of December 31,
2019

Weighted average remaining lease term:
- Finance leases	15.2
- Operating leases	15.6

Weighted average discount rate:
- Finance leases	6.91%
- Operating leases	6.35%

Maturities of lease liabilities were as follows:

	As of December 31, 2019
			Total of
			finance lease
		Other	and other	Operating
	Finance lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total
Within 1 year	502,261	32,232	534,493	97,993	632,486
After 1 year but within 2 years	399,200	37,462	436,662	72,046	508,708
After 2 years but within 3 years	399,843	72,845	472,688	64,151	536,839
After 3 years but within 4 years	414,126	69,248	483,374	64,086	547,460
After 4 years but within 5 years	429,902	65,688	495,590	64,547	560,137
After 5 years	5,905,408	163,480	6,068,888	880,855	6,949,743
Total	8,050,740	440,955	8,491,695	1,243,678	9,735,373

Less: total future interest	(3,387,232)	(121,742)	(3,508,974)	(478,541)	(3,987,515)
Less: estimated construction costs	—	(9,127)	(9,127)	—	(9,127)

Present value of lease obligations	4,663,508	310,086	4,973,594	765,137	5,738,731
Including:
- Current portion			222,473	55,139	277,612
- Non-current portion			4,751,121	709,998	5,461,119

As of December 31, 2019, the Company has additional leases, primarily for data center buildings, that have not yet commenced with total future lease payments of RMB815,472. These leases are expected to commence in fiscal year 2020 with lease terms of 1 year to 20 years.

Disclosures related to periods prior to adoption of the New Accounting Standard for Leases

The Company’s finance lease and other financing obligations as of December 31, 2018 are summarized as follows:

	As of December 31, 2018
	Finance lease	Other financing
	obligations	obligations	Total
Within 1 year	352,524	37,150	389,674
After 1 year but within 2 years	453,891	80,276	534,167
After 2 years but within 3 years	286,468	107,497	393,965
After 3 years but within 4 years	282,627	111,616	394,243
After 4 years but within 5 years	292,481	113,667	406,148
After 5 years	3,926,028	1,878,098	5,804,126
Total	5,594,019	2,328,304	7,922,323

Less: total future interest	(2,300,484)	(1,160,108)	(3,460,592)
Less: estimated construction costs	—	(160,506)	(160,506)

Present value of finance lease and other financing obligations	3,293,535	1,007,690	4,301,225
Including:
- Current portion			166,898
- Non-current portion			4,134,327

The weighted average effective interest rate of the Company’s finance and build-to-suit leases was 6.99% as of December 31, 2018.

Future minimum operating lease payments as of December 31, 2018 are summarized as follow:

Twelve-months ending December 31,
2019	95,082
2020	69,541
2021	48,072
2022	41,758
2023	40,952
Thereafter	407,070
Total	702,475

Rental expenses were approximately RMB155,148 and RMB108,550 for the years ended December 31, 2017 and 2018, respectively. The Company did not sublease any of its operating leases for the periods presented.